Dividends (Tables)	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Dividends Paid

	Half year ended 31 Dec 2019		Half year ended 31 Dec 2018		Year ended 30 June 2019
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period (1)
Prior year final dividend	78.0	3,946	63.0	3,356	63.0	3,356
Interim dividend	N/A	–	N/A	–	55.0	2,788
Special dividend	N/A	–	N/A	–	102.0	5,158

	78.0	3,946	63.0	3,356	220.0	11,302

(1)	5.5 per cent dividend on 50,000 preference shares of £ 1 each determined and paid annually (31 December 2018: 5.5 per cent; 30 June 2019: 5.5 per cent).